Cover	Feb. 21, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-33982
Entity Registrant Name	QVC GROUP, INC.
Entity Central Index Key	0001355096
Entity Tax Identification Number	84-1288730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	QVCGA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Common Stock
Trading Symbol	QVCGB
Security Exchange Name	NASDAQ
8.0% Series A Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.0% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	QVCGP
Security Exchange Name	NASDAQ